UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22049

International Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

Item 1. Reports to Stockholders

International Income Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS

Foreign Government Bonds — 52.5%
Security	Principal Amount		U.S. $ Value
Australia — 0.2%
Commonwealth of Australia, 6.50%, 5/15/13	AUD	105,000	$74,799
Total Australia (identified cost $94,639)			$74,799
Belgium — 3.8%
Kingdom of Belgium, 3.75%, 3/28/09	EUR	274,000	$350,139
Kingdom of Belgium, 4.00%, 3/28/13	EUR	211,000	271,587
Kingdom of Belgium, 5.50%, 9/28/17	EUR	195,000	265,981
Kingdom of Belgium, 5.50%, 3/28/28	EUR	288,000	390,512
Total Belgium (identified cost $1,419,108)			$1,278,219
Brazil — 0.3%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	243,533	$92,687
Total Brazil (identified cost $123,565)			$92,687
Canada — 2.2%
Canada Government, 3.60%, 6/15/13	CAD	881,000	$736,347
Total Canada (identified cost $877,023)			$736,347
Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	39,277,999	$36,548
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	4,532,256	4,237
Total Costa Rica (identified cost $46,248)			$40,785
Czech Republic — 3.3%
Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,125,121
Total Czech Republic (identified cost $1,510,545)			$1,125,121
Denmark — 1.9%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$35,743
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	166,805
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	165,476
Kingdom of Denmark, 6.00%, 11/15/09	DKK	1,470,000	254,838
Total Denmark (identified cost $665,949)			$622,862

Security	Principal Amount		U.S. $ Value
Ecuador — 0.0%
Republic of Ecuador, 10.00%, 8/15/30	USD	15,000	$4,425
Total Ecuador (identified cost $4,725)			$4,425
France — 14.3%
Government of France, 3.75%, 4/25/17	EUR	420,000	$517,883
Government of France, 4.00%, 4/25/09	EUR	1,055,000	1,351,876
Government of France, 4.00%, 10/25/13	EUR	905,000	1,175,311
Government of France, 4.00%, 4/25/14	EUR	570,000	737,773
Government of France, 5.50%, 4/25/29	EUR	745,000	1,036,977
Total France (identified cost $5,248,819)			$4,819,820
Georgia — 0.9%
Republic of Georgia, 7.50%, 4/15/13	USD	400,000	$288,000
Total Georgia (identified cost $310,355)			$288,000
Germany — 12.4%
Bundesrepub Deutschland, 3.75%, 7/4/13	EUR	1,096,000	$1,430,847
Bundesrepub Deutschland, 6.25%, 1/4/30	EUR	732,000	1,128,152
Bundesschatzanweisungen, 3.75%, 3/13/09	EUR	1,280,000	1,637,963
Total Germany (identified cost $4,339,101)			$4,196,962
Ghana — 0.3%
Ghanaian Government Bond, 13.69%, 3/15/10(5)	GHS	140,000	$110,275.00
Total Ghana (identified cost $145,506)			$110,275
Ivory Coast — 0.0%
Ivory Coast, 4.00%, 3/31/28	USD	45,000	$15,001
Total Ivory Coast (identified cost $15,750)			$15,001
Netherlands — 3.8%
Government of Netherlands, 3.75%, 7/15/09	EUR	234,000	$299,543
Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	427,560
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	264,851
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	283,952
Total Netherlands (identified cost $1,406,784)			$1,275,906

See notes to financial statements

International Income Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount		U.S. $ Value
Nigeria — 0.2%
Nigerian Treasury Bond, 12.00%, 4/28/09	NGN	6,343,000	$54,597
Total Nigeria (identified cost $53,194)			$54,597
Peru — 0.3%
Republic of Peru, 12.25%, 8/10/11	PEN	255,000	$89,083
Total Peru (identified cost $109,425)			$89,083
Sweden — 2.5%
Swedish Government, 3.75%, 8/12/17	SEK	5,510,000	$723,367
Swedish Government, 5.00%, 1/28/09	SEK	470,000	60,797
Swedish Government, 6.75%, 5/5/14	SEK	395,000	59,927
Total Sweden (identified cost $934,556)			$844,091
Turkey — 0.0%
Republic of Turkey, 6.875%, 3/17/36	USD	15,000	$10,275
Total Turkey (identified cost $9,150)			$10,275
United Kingdom — 6.0%
United Kingdom Treasury Bond, 4.75%, 6/7/10	GBP	342,000	$565,951
United Kingdom Treasury Bond, 4.75%, 3/7/20	GBP	285,000	459,408
United Kingdom Treasury Bond, 5.00%, 3/7/12	GBP	321,000	538,996
United Kingdom Treasury Bond, 5.00%, 9/7/14	GBP	266,000	448,819
Total United Kingdom (identified cost $2,464,786)			$2,013,174
Uruguay — 0.0%
Republic of Uruguay, 7.875%, 1/15/33	USD	15,000	$9,454
Total Uruguay (identified cost $9,150)			$9,454
Total Foreign Government Bonds (identified cost $19,788,378)			$17,701,883

Security	Principal Amount		U.S. $ Value
Foreign Corporate Bonds — 0.3%
Kazakhstan — 0.3%
Kazkommerts International, 7.875%, 4/7/14	USD	200,000	$91,782
Total Kazakhstan (identified cost $160,100)			$91,782
Total Foreign Corporate Bonds (identified cost $160,100)			$91,782
Mortgage-Backed Securities — 26.4%
Security	Principal Amount		U.S. $ Value
Collateralized Mortgage Obligations — 5.6%
Federal Home Loan Mortgage Corp., Series 2127, Class PG, 6.25%, 2/15/29		$859,319	$862,246
Federal National Mortgage Association, Series 1991-139, Class PN, 7.50%, 10/25/21		979,819	1,030,069
Total Collateralized Mortgage Obligations (identified cost $1,919,562)			$1,892,315
Mortgage Pass-Throughs — 20.8%
Federal National Mortgage Association :
6.00% with maturity at 2019		$442,258	$452,565
6.50% with maturity at 2017		1,042,626	1,064,585
			$1,517,150
Government National Mortgage Association :
7.00% with maturity at 2026		1,171,910	1,226,353
8.00% with maturity at 2016		1,887,233	2,007,702
9.00% with various maturities to 2024(4)		2,034,483	2,257,708
			$5,491,763
Total Mortgage Pass-Throughs (identified cost $6,988,656)			$7,008,913
Total Mortgage-Backed Securities (identified cost $8,908,218)			$8,901,228

See notes to financial statements

International Income Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Currency Options Purchased — 0.4%
Description	Principal Amount of Contracts (000's omitted)		Strike Price	Expiration Date	U.S. $ Value
Japanese Yen Put Option	JPY	1,058,706	106.94	4/3/09	$131,121
Total Currency Options Purchased (identified cost $148,995)					$131,121
Short-Term Investments — 18.8%
Foreign Government Securities — 3.4%

Security	Principal Amount		U.S. $ Value
Brazil — 0.6%
Letra Tesouro Nacional, 0.00%, 1/1/09	BRL	460,000	$207,769
Total Brazil (identified cost $270,718)			$270,769
Georgia — 0.3%
Bank of Georgia Group, 8.75%, 12/26/08(5)	GEL	150,000	$101,663
Total Georgia (identified cost $106,209)			$101,663
Iceland — 0.6%
Republic of Iceland, 8.50%, 12/12/08	ISK	31,712,000	$207,548
Total Iceland (identified cost $416,292)			$207,548
Nigeria — 0.2%
Nigeria Treasury Bill, 0.00%, 7/2/09	NGN	650,000	$5,198
Nigeria Treasury Bill, 0.00%, 9/3/09	NGN	6,201,000	48,786
Total Nigeria (identified cost $53,834)			$53,984
Peru — 1.6%
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	600,000	$194,916
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	300,000	96,878
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	200,000	64,257
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	600,000	191,450
Total Peru (identified cost $570,255)			$547,501

Security	Principal Amount		U.S. $ Value
Sri Lanka — 0.1%
Republic of Sri Lanka, 11.50%, 11/1/08	LKR	4,100,000	$37,207
Total Sri Lanka (identified cost $38,007)			$37,207
Total Foreign Government Securities (identified cost $1,455,315)			$1,155,672
Other Securities — 15.4%
Description	Interest (000's omitted)		U.S. $ Value
Cash Management Portfolio, 1.90%(6)		$5,218	$5,218,098
Total Other Securities (identified cost $5,218,098)			$5,218,098
Total Short-Term Investments (identified cost $6,673,413)			$6,373,770
Total Investments (identified cost $35,679,105)			$33,199,784
Currency Options Written — (0.6)%

Description	Principal Amount of Contracts (000's omitted)		Strike Price	Expiration Date	U.S. $ Value
Japanese Yen Call Option	JPY	1,099,073	79.07	4/3/09	$(189,227)
Total Currency Options Written (Premium received $117,803)					$(189,227)
Other Assets, Less Liabilities — 2.2%					$744,122
Net Assets — 100.0%					$33,754,679

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CRC - Costa Rican Colon

DKK - Danish Krone

See notes to financial statements

International Income Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

EUR - Euro

GBP - British Pound Sterling

GEL - Georgian Lari

GHS - Ghanaian Cedi

ISK - Icelandic Krona

JPY - Japanese Yen

LKR - Sri Lanka Rupee

NGN - Nigerian Naira

PEN - Peruvian New Sol

SEK - Swedish Krona

USD - United States Dollar

(1)  Bond pays a 6.00% coupon on the face at the end of the payment period. Principal is adjusted daily based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 139,000 and the current face is BRL 243,533.

(2)  Bond pays a 1.00% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 33,700,000 and the current face is CRC 39,277,999.

(3)  Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 3,700,000 and the current face is CRC 4,532,256.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2008.

See notes to financial statements

International Income Portfolio as of October 31, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2008

Assets
Unaffiliated investments, at value (identified cost, $30,461,007)	$27,981,686
Affiliated investment, at value (identified cost, $5,218,098)	5,218,098
Foreign currency, at value (identified cost, $50,632)	44,817
Interest receivable	432,962
Interest receivable from affiliated investment	7,493
Receivable for open forward foreign currency contracts	341,588
Receivable for closed forward foreign currency contracts	286,309
Receivable for open swap contracts	463,853
Receivable for closed swap contracts	7,982
Receivable for closed options	10,839
Total assets	$34,795,627
Liabilities
Written options outstanding, at value (premiums received, $117,803)	$189,227
Payable for open swap contracts	268,977
Payable for daily variation margin on open financial futures contracts	17,030
Payable to affiliate for investment adviser fee	16,823
Payable for investments purchased	14,554
Payable to affiliate for Trustees' fees	122
Payable for open forward foreign currency contracts	440,023
Payable for closed forward foreign currency contracts	18,978
Accrued expenses	75,214
Total liabilities	$1,040,948
Net Assets applicable to investors' interest in Portfolio	$33,754,679
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$36,274,203
Net unrealized depreciation (computed on the basis of identified cost)	(2,519,524)
Total	$33,754,679

Statement of Operations

For the Year Ended
October 31, 2008

Investment Income
Interest (net of foreign taxes, $333)	$1,576,883
Interest income allocated from affiliated investment	80,736
Expenses allocated from affiliated investment	(11,392)
Total investment income	$1,646,227
Expenses
Investment adviser fee	$195,649
Trustees' fees and expenses	942
Custodian fee	64,121
Legal and accounting services	58,414
Miscellaneous	2,360
Total expenses	$321,486
Deduct — Reduction of custodian fee	$27
Total expense reductions	$27
Net expenses	$321,459
Net investment income	$1,324,768
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(124,899)
Financial futures contracts	64,402
Swap contracts	(33,016)
Foreign currency and forward foreign currency exchange contract transactions	2,071,201
Net realized gain	$1,977,688
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(3,835,041)
Financial futures contracts	(2,149)
Written options	(71,424)
Swap contracts	192,932
Foreign currency and forward foreign currency exchange contracts	(282,668)
Net change in unrealized appreciation (depreciation)	$(3,998,350)
Net realized and unrealized loss	$(2,020,662)
Net decrease in net assets from operations	$(695,894)

See notes to financial statements

International Income Portfolio as of October 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2008	Period Ended October 31, 2007(1)
From operations — Net investment income	$1,324,768	$274,606
Net realized gain from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	1,977,688	356,685
Net change in unrealized appreciation (depreciation) of investments, financial futures contracts, swap contracts, written options, and foreign currency and forward foreign currency exchange contracts	(3,998,350)	1,478,826
Net increase (decrease) in net assets from operations	$(695,894)	$2,110,117
Capital transactions — Contributions	$17,567,573	$24,936,962
Withdrawals	(6,696,831)	(3,467,248)
Net increase in net assets from capital transactions	$10,870,742	$21,469,714
Net increase in net assets	$10,174,848	$23,579,831
Net Assets
At beginning of period	$23,579,831	$—
At end of period	$33,754,679	$23,579,831

(1)  For the period from the start of business, June 27, 2007, to October 31, 2007.

See notes to financial statements

International Income Portfolio as of October 31, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended October 31, 2008	Period Ended October 31, 2007(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	1.01%	1.35	%(3)
Net investment income	4.01%	3.75	%(3)
Portfolio Turnover	14%	2%
Total Return	(0.64)%	10.05	%(4)
Net assets, end of period (000's omitted)	$33,755	$23,580

(1)  For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements

International Income Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio's investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2008, Eaton Vance International Income Fund, Eaton Vance Medallion Strategic Income Fund and Eaton Vance Strategic Income Fund held an interest of 16.4%, 9.4% and 73.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser's matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor or dealers. Interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Credit default swaps are valued by a broker-dealer (usually the counterparty to the agreement). Sovereign credit default swaps, foreign interest rate swaps and over-the-counter currency options are valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate,

International Income Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed since the start of business on June 27, 2007, to October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio's investment in financial futures contracts is designed for hedging against changes in interest rates or as substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts' terms.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is

International Income Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

M  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

O  Total Return Swaps — The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the

International Income Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the year ended October 31, 2008, the Portfolio's adviser fee totaled $206,482 of which $10,833 was allocated from Cash Management and $195,649 was paid or accrued directly by the Portfolio. For the year ended October 31, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.625% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended October 31, 2008 were as follows:

Purchases
Investments (non-U.S. Government)	$8,825,697
U.S. Government and Agency Securities	4,153,115
$12,978,812

Sales
Investments (non-U.S. Government)	$1,900,082
U.S. Government and Agency Securities	1,977,973
$3,878,055

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$35,743,042
Gross unrealized appreciation	$64,199
Gross unrealized depreciation	(2,607,457)
Net unrealized depreciation	$(2,543,258)

The net unrealized depreciation on swaps, written options, foreign currency and forward foreign currency contracts at October 31, 2008 on a federal income tax basis was $27,776.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts, interest rate swaps, credit default swaps, total return swaps and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
1/05/09	Brazilian Real 681,169	United States Dollar 364,652	$55,893

International Income Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Settlement Date(s)	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
12/22/08	Croatia Kuna 469,000	Euro 64,601	$(274)
1/26/09	Croatia Kuna 249,600	Euro 34,131	(226)
11/04/08	Euro 970,000	United States Dollar 1,233,822	(3,444)
11/06/08	Euro 50,149	United States Dollar 68,956	5,043
11/12/08	Euro 330,000	United States Dollar 420,017	(454)
12/12/08	Icelandic Krona 27,995,543	United States Dollar 358,192	173,299
11/24/08	Indonesian Rupiah 1,698,000,000	United States Dollar 132,656	(15,857)
11/06/08	Israeli Shekel 320,000	United States Dollar 85,283	(846)
11/10/08	Malaysian Ringgit 640,000	United States Dollar 182,675	2,465
11/28/08	Malaysian Ringgit 604,000	United States Dollar 168,668	(1,345)
11/03/08	Mauritian Rupee 5,225,000	United States Dollar 165,873	3,353
11/04/08	New Turkish Lira 132,510	United States Dollar 78,641	(7,174)
11/28/08	New Zealand Dollar 135,000	United States Dollar 78,638	266
11/06/08	Peruvian New Sol 300,000	United States Dollar 101,902	4,371
11/10/08	Peruvian New Sol 300,000	United States Dollar 101,850	4,378
12/11/08	Peruvian New Sol 300,000	United States Dollar 101,902	4,870
2/09/09	Peruvian New Sol 600,000	United States Dollar 203,114	10,577
11/10/08	Philippine Peso 8,700,000	United States Dollar 180,348	3,310
11/05/08	South African Rand 943,400	United States Dollar 85,218	(11,267)
11/07/08	South African Rand 2,762,582	United States Dollar 270,536	(11,844)
11/03/08	Sri Lanka Rupee 4,335,750	United States Dollar 38,684	(669)
11/20/08	Swedish Krona 4,371,469	Euro 437,475	(5,813)

Settlement Date(s)	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
11/28/08	Taiwan Dollar 6,000,000	United States Dollar 180,538	$(1,974)
12/26/08	Taiwan Dollar 6,010,000	United States Dollar 179,720	(3,352)
1/21/09	Taiwan Dollar 4,800,000	United States Dollar 147,647	1,305
11/28/08	Thai Baht 12,000,000	United States Dollar 343,544	2,344
11/04/08	Zambian Kwacha 160,000,000	United States Dollar 33,650	(2,144)
11/07/08	Zambian Kwacha 160,000,000	United States Dollar 33,963	(1,801)
1/15/09	Zambian Kwacha 160,000,000	United States Dollar 39,024	3,871
			$206,861
Purchases
Settlement Date	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
12/02/08	Brazilian Real 360,000	United States Dollar 167,676	$(3,399)
11/28/08	British Pound Sterling 102,339	United States Dollar 167,968	(3,515)
11/07/08	Colombian Peso 273,125,859	United States Dollar 125,806	(11,333)
11/04/08	Euro 970,000	United States Dollar 1,238,815	(2,501)
11/28/08	Euro 469,311	United States Dollar 606,139	(8,534)
11/24/08	Indonesian Rupiah 1,698,000,000	United States Dollar 168,119	(19,606)
11/12/08	Japanese Yen 545,658,000	United States Dollar 5,818,180	(277,685)
11/19/08	Japanese Yen 830,114,260	United States Dollar 8,447,281	(16,373)
11/03/08	Mauritian Rupee 5,225,000	United States Dollar 186,009	(23,490)
11/07/08	Mauritian Rupee 5,225,000	United States Dollar 165,755	(3,286)
11/17/08	Mauritian Rupee 800,000	United States Dollar 26,667	(1,817)
11/06/08	Mexican Peso 4,360,000	United States Dollar 331,559	7,075

International Income Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Settlement Date	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
11/07/08	Mexican Peso 1,980,000	United States Dollar 145,535	$8,202
11/14/08	Polish Zloty 1,639,130	Euro 425,969	49,215
11/04/08	Zambian Kwacha 160,000,000	United States Dollar 34,043	1,751
			$(305,296)

At October 31, 2008, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $286,309 and a payable of $18,978.

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
12/08	4 Euro-Bund	Long	$588,908	$591,034	$2,126
12/08	12 U.K. Gilt	Long	$2,163,005	$2,149,255	$(13,750)
12/08	3 Canadian 10 Year Treasury Bond	Long	$297,310	$291,687	$(5,623)
12/08	4 Mexico Bolsa Index	Short	$(65,798)	$(64,535)	$1,263
12/08	3 FTSE/JSE Top 40 Index	Short	$(73,384)	$(59,549)	$13,835
					$(2,149)

Descriptions of the underlying instruments to Futures Contracts:

•  Canadian 10 Year Treasury Bond: Canadian Government Bonds (CGB) having a maximum original maturity of 10 3/4 years and having a remaining maturity between 8 – 10.5 years as of the first day of the delivery month.

•  Euro-Bund: Long-term notional debt securities issued by the German Federal Government with a term of 8.5 – 10.5 years.

•  U.K. Gilt: Gilt issues having a maturity of 8 3/4 to 13 years from the calendar day of the delivery month.

•  FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

•  Mexico Bolsa Index: Mexico Bolsa Index is a capitalization weighted index of the leading stocks traded on the Mexican stock exchange.

Interest Rate Swaps

Counterparty	Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
J.P. Morgan Chase, N.A	BRL	1,207	Pay	Brazilian Interbank Deposit Rate	11.34%	1/2/09	$(5,178)
							$(5,178)

BRL — Brazilian Real

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Capital Services, Inc	Austria	Buy	$200	.44%	12/20/13	$3,340
Barclays Capital Services, Inc.	Iceland (Republic of)	Sell	100	1.88	3/20/18	(30,995)
Barclays Capital Services, Inc	Kazakhstan (Republic of)	Sell	200	9.75	11/20/09	4,012
Barclays Capital Services, Inc	Kazakhstan (Republic of)	Buy	200	2.43	9/20/13	36,083
Barclays Capital Services, Inc.	Turkey (Republic of)	Buy	540	2.12	1/20/13	47,607
CitiGlobal Market, Inc.	Kazakhstan (Republic of)	Sell	100	8.00	10/20/09	377
CitiGlobal Market, Inc.	Peru (Republic of)	Sell	200	2.00	9/20/11	(4,556)
CitiGlobal Market, Inc.	Peru (Republic of)	Sell	100	2.90	10/20/13	(1,839)
J.P. Morgan Chase, N.A.	Brazil (Republic of)	Sell	200	5.25	11/20/09	3,742
J.P. Morgan Chase, N.A.	Greece	Buy	4,000	0.13	9/20/17	368,692
JP Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	1.70	3/20/18	(31,982)
JP Morgan Chase, N.A	Iceland (Republic of)	Sell	300	1.75	3/20/18	(95,124)
JP Morgan Chase, N.A	Iceland (Republic of)	Sell	100	1.90	3/20/18	(30,885)
JP Morgan Chase, N.A	Iceland (Republic of)	Sell	100	2.10	3/20/23	(29,815)
JP Morgan Chase, N.A	Iceland (Republic of)	Sell	100	2.45	3/20/23	(27,424)
						$211,233

International Income Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Total Return Swaps

Counterparty	Notional Amount	Expiration Date	Portfolio Pays	Portfolio Receives	Net Unrealized Depreciation
J.P. Morgan Chase Bank	$96,268	7/23/09	1-month USD- LIBOR-BBA+50bp	Total Return on J.P. Morgan Abu Dhabi Index	$(11,179)
					$(11,179)

Written call option activity for the year ended October 31, 2008 was as follows:

	Principals Amount of Contracts (000's omitted)		Premiums Received
Outstanding, beginning of year		—	$—
Options written	JPY	1,099,073	117,803
Outstanding, end of year	JPY	1,099,073	$117,803

At October 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2008.

7  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8  Recently Issued Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

International Income Portfolio as of October 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of International Income Portfolio:

We have audited the accompanying statement of assets and liabilities of International Income Portfolio (the "Portfolio"), including the portfolio of investments, as of October 31, 2008, the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary data for the year then ended and for the period from the start of business, June 27, 2007, to October 31, 2007. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of International Income Portfolio as of October 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for the year then ended and the period from the start of business, June 27, 2007, to October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 18, 2008

Eaton Vance International Income Fund
International Income Portfolio

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance International Income Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Benjamin C. Esty	421,197	183
Thomas E. Faust Jr.	421,197	183
Allen R. Freedman	421,197	183
William H. Park	421,197	183
Ronald A. Pearlman	421,197	183
Helen Frame Peters	421,197	183
Heidi L. Steiger	421,197	183
Lynn A. Stout	421,197	183
Ralph F. Verni	421,197	183

Each nominee was also elected a Trustee of the International Income Portfolio.

International Income Portfolio

The Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Benjamin C. Esty	88%	1%
Thomas E. Faust Jr.	88%	1%
Allen R. Freedman	88%	1%
William H. Park	88%	1%
Ronald A. Pearlman	88%	1%
Helen Frame Peters	88%	1%
Heidi L. Steiger	88%	1%
Lynn A. Stout	88%	1%
Ralph F. Verni	88%	1%

Results are rounded to the nearest whole number.

Eaton Vance International Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance International Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance International Income Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as the terms of the investment advisory agreement of the International Income Portfolio (the "Portfolio"), the portfolio in which the Fund will invest substantially all of its assets, with Boston Management and Research ("BMR"), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the "Adviser"), including the fee structure of each agreement, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and the Portfolio by BMR.

The Board considered EVM's and BMR's management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and the Fund. The Board specifically noted EVM's and BMR's expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio in the complex by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund's duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio's investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The

Eaton Vance International Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (June 27, 2007) through September 30, 2007 for the Fund. In light of the Fund's relatively brief operating history, the Board concluded that additional time was required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be paid by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and estimated expense ratio for the period from inception through September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund and the Portfolio can be expected to share such benefits equitably.

Eaton Vance International Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and International Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 173 registered investment companies and 4 private companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	173	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Of the Trust since 2005 and of the Portfolio since 2007	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	173	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	173	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Of the Trust since 2003 and of the Portfolio since 2007	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	173	None

Ronald A. Pearlman 7/10/40	Trustee	Of the Trust since 2003 and of the Portfolio since 2007	Professor of Law, Georgetown University Law Center.	173	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College (since 2003). Adjunct Professor of Finance, Peking University, Beijing, China (since 2005). Formerly, Dean, Carroll School of Management, Boston College (2000-2003).	173	Director of Federal Home Loan Bank of Boston (a bank for banks) and BJ's Wholesale Clubs (wholesale club retailer); Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds)

Eaton Vance International Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustees (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Of the Trust since 1998 and of the Portfolio since 2007	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	173	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board and Trustee of the Portfolio since 2007 and Trustee of the Trust since 2005	Consultant and private investor.	173	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 75 registered investment companies managed by EVM or BMR.

John R. Baur 2/10/70	Vice President	Since 2007	Vice President of EVM and BMR. Previously, attended Johnson Graduate School of Management, Cornell University (2002-2005), and prior thereto he was an Account Team Representative in Singapore for Applied Materials Inc. Officer of 33 registered investment companies managed by EVM or BMR.

Michael A. Cirami 12/24/75	Vice President	Since 2007	Vice President of EVM and BMR. Previously, attended the University of Rochester William E. Simon Graduate School of Business Administration (2001-2003), and prior thereto he was a Team Leader for the Institutional Services Group for State Street Bank in Luxembourg. Officer of 33 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, Sector Portfolio Manager and Senior Equity Analyst of Brown Brothers Harriman (1997-2003). Officer of 30 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Eaton Vance International Income Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 81 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 55 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President	Of the Trust since 2002 and of the Portfolio since 2007	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 31 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 31 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust and President of the Portfolio	Since 2007	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008(2)	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Of the Trust since 2004 and of the Portfolio since 2007	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2008, Ms. Campbell served as Assistant Treasurer of the Portfolio since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-262-1122.

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Investment Adviser of International Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance International Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance International Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3042-12/08  INTLISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the past two fiscal years ended October 31, 2007, and October 31, 2008, by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/07	10/31/08

Audit Fees	$33,000	$35,195

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$10,800	$15,310

All Other Fees(3)	$0	$0

Total	$43,800	$50,505

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the last two fiscal years ended October 31, 2007, and October 31, 2008, the registrant was billed $35,000 and $40,000, respectively, by D&T the principal accountant for the registrant, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the past two fiscal years ended October 31, 2007, and October 31, 2008; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/07	10/31/08

Registrant	$5,650	$15,310

Eaton Vance(1)	$68,486	$317,301

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing. [Use for Open End Funds/Semi-Annual Closed-End]

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	December 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 12, 2008

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	December 12, 2008